Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share
Result attributable to owners of the Company	€ (65,111)	€ (61,621)	€ (46,565)
Weighted average number of shares outstanding	71,641,305	64,182,492	50,060,565
Basic earnings (loss) per share	€ (0.91)	€ (0.96)	€ (0.93)
Diluted earnings (loss) per share	€ (0.91)	€ (0.96)	€ (0.93)